THE MAINSTAY FUNDS

51 MADISON AVENUE

NEW YORK, NY 10010

December 18, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The MainStay Funds

Registration Numbers (033-02610 and 811-04550)

Dear Sir/Madam:

On December 18, 2019 we electronically transmitted for filing pursuant to Rule 485(a) the Prospectus and Statement of Additional Information for the MainStay Candriam Emerging Markets Debt Fund and MainStay Money Market Fund (each a “Fund” and collectively, the “Funds”), each a series of The MainStay Funds (the “Trust”), and filed on Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment No. 151 under the Investment Company Act of 1940, as amended.

No fee is required in connection with this filing. Please direct any questions concerning the filing to undersigned at (201) 685-6411 or Brian_J_McGrady@newyorklife.com.

Sincerely,

/s/ Brian J. McGrady

Brian J. McGrady

Assistant Secretary

cc:	J. Kevin Gao

Thomas C. Bogle